ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at September 30, 2025	As at March 31, 2025
	$	$
Trade and other payables	4,736,678	4,602,309
Accrued liabilities	3,137,985	3,034,293
Deferred revenue	33,538	25,322
Total	7,908,201	7,661,924

Trade and other payables and accrued liabilities as at September 30, 2025 and March 31, 2025 included $417,085 and $373,744, respectively, due to a shareholder, who is a director and executive of the Company.

4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Trade and other payables and accrued liabilities as at March 31, 2025 and 2024 included $373,744 and $837,945, respectively, due to a shareholder, who is a director and executive of the Company.